Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 9,082	$ 9,598
Research and development tax credit carryforwards	6,368	3,763
Deferred revenue	9,895	526
Deferred expenses	0	433
Operating lease liabilities	11,590	0
Stock-based compensation and other accrued expenses	603	180
Other	286	92
Total deferred tax assets	37,824	14,592
Deferred tax liabilities:
Depreciation	(703)	(541)
Operating lease right-of-use assets	(11,785)
Total deferred tax liabilities	(12,488)	(541)
Valuation allowance	$ (25,336)	$ (14,051)	$ (6,953)